iShares
®
Currency Hedged MSCI Eurozone ETF
Schedule of Investments
(unaudited)
November 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Investment Companies
(a)
Exchange-Traded Funds  —  100 .0%
iShares MSCI Eurozone ETF ................. 10,158,955 $ 636,560,121
a
Total Long-Term Investments — 100.0%
(Cost: $ 535,710,542 ) ................................ 636,560,121
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.94%
(a) (b)
............................ 321,800 321,800
a
Total Short-Term Securities — 0.1%
(Cost: $ 321,800 ) ................................... 321,800
Total Investments — 100.1%
(Cost: $ 536,032,342 ) ................................ 636,881,921
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (849,597)
Net Assets — 100.0% ................................. $ 636,032,324
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
  Shares Held
at 11/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares
(a)
. $ 37,474,940  $ —  $ (37,475,003)
(b)
$ 1,707  $ (1,644) $ —  —  $ 8,762
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 370,000  —  (48,200)
(b)
—  —  321,800  321,800  3,126  —
iShares MSCI Eurozone
ETF .......... 725,375,201  34,203,661  (153,751,900) 30,844,659  (111,500) 636,560,121  10,158,955  —  —
$ 30,846,366  $ (113,144)
$ 636,881,921
$ 11,888  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Forward Foreign Currency Exchange Contracts
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 274,000 USD 317,639 Bank of America N.A. 12/02/25 $ 297
EUR 545,105,345 USD 631,668,074 Bank of America N.A. 12/02/25 844,867
EUR 1,855,000 USD 2,147,620 Barclays Bank PLC 12/02/25 4,829
EUR 63,071,000 USD 72,560,593 BNP Paribas SA 12/02/25 623,836
1,473,829
USD 8,524,437 EUR 7,385,000 JPMorgan Chase Bank N.A. 12/02/25 (44,747)
USD 23,708,669 EUR 20,509,000 Morgan Stanley & Co. International PLC 12/02/25 (88,948)

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Currency Hedged MSCI Eurozone ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 653,979,975 EUR 565,716,345 Societe Generale 12/02/25 $ (2,448,938)
USD 19,302,817 EUR 16,695,000 State Street Bank and Trust Company 12/02/25 (69,224)
USD 632,849,862 EUR 545,105,345 Bank of America N.A. 01/05/26 (847,133)
USD 3,694,577 EUR 3,179,000 UBS AG 01/05/26 (1,081)
(3,500,071)
$ (2,026,242)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 636,560,121  $ —  $ —  $ 636,560,121
Short-Term Securities
Money Market Funds ...................................... 321,800  —  —  321,800
$ 636,881,921  $ —  $ —  $ 636,881,921
Derivative Financial Instruments
(a)
Assets
Foreign Currency Exchange Contracts ............................ $ —  $ 1,473,829  $ —  $ 1,473,829
Liabilities
Foreign Currency Exchange Contracts ............................ —  (3,500,071) —  (3,500,071)
$ —  $ (2,026,242) $ —  $ (2,026,242)
(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
EUR Euro
USD United States Dollar